Interim consolidated statement of cash flows - GBP (£) £ in Thousands		3 Months Ended		6 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Cash (used in)/generated from operations		£ (41,019)	£ (38,440)	£ 82,337	£ (11,489)
Interest paid		(1,734)	(1,621)	(9,507)	(9,639)
Interest received		722	170	1,355	388
Tax paid		(376)	(4,530)	(1,810)	(5,768)
Net cash (used in)/generated from operating activities		(42,407)	(44,421)	72,375	(26,508)
Cash flows from investing activities
Payments for property, plant and equipment		(2,414)	(4,243)	(7,318)	(8,587)
Proceeds from sale of property, plant and equipment			75		75
Payments for intangible assets	[1]	(16,418)	(12,000)	(145,056)	(129,121)
Proceeds from sale of intangible assets		255	256	25,183	32,442
Net cash used in investing activities		(18,577)	(15,912)	(127,191)	(105,191)
Cash flows from financing activities
Repayment of borrowings			(106)	(3,750)	(206)
Net cash used in financing activities			(106)	(3,750)	(206)
Net decrease in cash and cash equivalents		(60,984)	(60,439)	(58,566)	(131,905)
Cash and cash equivalents at beginning of period		247,505	216,236	242,022	290,267
Exchange gains/(losses) on cash and cash equivalents		3,874	(485)	6,939	(3,050)
Cash and cash equivalents at end of period		£ 190,395	£ 155,312	£ 190,395	£ 155,312

[1]	Payments for intangible assets primarily relate to player and key football management staff registrations. When acquiring players’ and key football management staff registrations it is normal industry practice for payment terms to spread over more than one year. During the six months ended 31 December 2018 registrations additions totalled £14,461,000 (six months ended 31 December 2017: £126,912,000) - see note 16. Payables in relation to the acquisition of registrations at the balance sheet date are provided in note 22.